Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Lease costs on units leased back from related parties
In the 12 months ended December 31, 2012, the Company incurred the following lease costs on units leased back from Ship Finance subsidiaries.

(US$ millions)	2012	2011

West Prospero	-	7
West Polaris	114	126
West Hercules	75	120
West Taurus	114	112
Total	303	365